LONG-TERM DEBT - Summary of Long-Term Debt Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument, Redemption [Line Items]
Long-Term Debt		$ 735,010
Less: current maturities	$ (15,745)	(16,822)	$ (61,363)
Less: deferred financing fees, net	(2,573)	(2,480)	(3,348)
Total	227,107	195,708	291,521
Mortgages | HUD-insured mortgage loans
Debt Instrument, Redemption [Line Items]
Long-Term Debt	199,404	166,181	79,031
Less: current maturities	(3,339)	(2,346)	(1,509)
Total	196,058	163,835	77,522
Mortgages | Other mortgage loans and promissory notes
Debt Instrument, Redemption [Line Items]
Long-Term Debt	46,021	48,829	277,201
Less: current maturities	(12,407)	(14,476)	(59,854)
Total	$ 33,614	$ 34,353	$ 217,347